Related parties - Executive Board/Board of directors loans (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2018 CHF (SFr) year member	Dec. 31, 2017 CHF (SFr) member	Dec. 31, 2016 CHF (SFr)
Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	SFr 26	SFr 25	SFr 26
Additions	8	3	6
Reductions	(1)	(2)	(7)
Balance at end of period	SFr 33	SFr 26	25
Loans to members of the Executive Board, number of members | member	8	8
Loans to members of the Executive Board, term (in years) | year	10
Highest loan outstanding with an individual Executive Board member	SFr 6
Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	11	SFr 10	8
Additions	0	1	3
Reductions	(1)	0	(1)
Balance at end of period	SFr 10	SFr 11	10
Loans to members of the Board of Directors, number of members | member	4	4
Loans made by Group or any of its subsidiaries to equity method investees
Activity in loans to related parties
Balance at beginning of period	SFr 173	SFr 173	135
Net borrowings/(repayments)	158	0	38
Balance at end of period	331	173	173
Bank
Activity in loans to related parties
Balance at beginning of period	4,100
Balance at end of period	5,305	4,100
Bank | Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	26	25	26
Additions	8	3	6
Reductions	(1)	(2)	(7)
Balance at end of period	SFr 33	SFr 26	25
Loans to members of the Executive Board, number of members | member	8	7
Bank | Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	SFr 11	SFr 10	8
Additions	0	1	3
Reductions	(1)	0	(1)
Balance at end of period	SFr 10	SFr 11	SFr 10
Loans to members of the Board of Directors, number of members | member	4	4